Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 14. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of any dilutive potential common shares outstanding during the period. These effects include adjustments to the numerator for any change in fair value included in net earnings (loss) attributed to the certain derivative liabilities (related to the Series C Preferred Stock and warrants) during the period the convertible securities are dilutive. The computation of basic and diluted EPS is presented below:

	Year ended December 31,
	2016	2015	2014
Numerator: Basic (1)
Net earnings (loss) attributable to common shareholders
Continuing operations - Basic	$1,390	$6,055	$(22,581)
Discontinued operations - Basic	657	3,438	2,893
Total Basic	$2,047	$9,493	$(19,688)

Numerator: Diluted (1)
Net earnings (loss) attributable to common shareholders from continuing operations	$1,390	$6,055	$(22,581)
Dividends on Series C Preferred Stock	-	2,074	-
Dividends on Series D Preferred Stock	3,090	-	-
Unrealized gain on warrant derivative	-	(4,122)	-
Unrealized gain on Series C Preferred Embedded Derivative	-	(7,533)	-
Continuing operations - Diluted	4,480	(3,526)	(22,581)
Discontinued operations - Diluted	657	3,438	2,893
Total Diluted	$5,137	$(88)	$(19,688)

Denominator
Weighted average number of common shares - Basic	761,112	751,634	599,552
Unvested stock	-	619	-
Series C Preferred Stock	-	2,884,615	-
Series D Preferred Stock	4,774,433	-	-
Warrants - Employees	-	106	-
Warrants - RES	-	(61,504)	-
Weighted average number of common shares - Diluted	5,535,545	3,575,470	599,552

Earnings Per Share
Continuing operations - Basic	$1.82	$8.06	$(37.64)
Discontinued operations - Basic	0.85	4.55	4.81
Total - Basic Earnings Per Share	$2.67	$12.61	$(32.83)

Continuing operations - Diluted	$0.78	$(0.98)	$(37.64)
Discontinued operations - Diluted	0.13	0.98	4.81
Total - Diluted Earnings Per Share	$0.91	$-	$(32.83)

(1) The loss (earnings) attributable to noncontrolling interest is allocated between continuing and discontinued operations for the purpose of the EPS calculation

Potentially dilutive common shares, if any, have been excluded from the denominator if they are antidilutive to net earnings (loss) attributable to common shareholders.  The following table summarizes the weighted average number of potentially dilutive securities that have been excluded from the denominator for the purpose of computing diluted EPS:

	Year ended December 31,
	2016	2015	2014
Outstanding stock options	865	865	1,346
Unvested stock awards outstanding	-	-	237
Warrants - RES	576,923	-	576,923
Warrants - Employees	66,153	55,249	-
Series C preferred Stock	598,991	-	2,884,615
LTIP common units (1)	101,213	84,576	-
Convertible debt	77,336	-	84,826
CHLP common units (1)	46,265	13,008	1,865
Total potentially dilutive securities excluded from the denominator	1,467,746	153,698	3,549,812

(1)

LTIP and common units of CHLP have been omitted from the denominator for the purpose of computing diluted EPS since the effect of including these amounts in the numerator and denominator would have no impact on calculated EPS